Statement to Securityholder
Ally Auto Receivables Trust 2022-3

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	12/14/2022	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2022-3	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	1/1/2026	8.	Performance Tests
End	1/31/2026	9.	Supplemental Disclosures

Determination Date:	2/10/2026
Distribution Date:	2/17/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0001954336.

Statement to Securityholder
Ally Auto Receivables Trust 2022-3

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02008DAA7	216,000,000.00	0.00	0.00	0.00	0.00	0.00
A-2	02008DAB5	323,000,000.00	0.00	0.00	0.00	0.00	0.00
A-3	02008DAC3	323,000,000.00	9,743,201.16	9,743,201.16	41,165.02	9,784,366.18	0.00
A-4	02008DAD1	71,120,000.00	71,120,000.00	765,430.64	300,482.00	1,065,912.64	70,354,569.36
B	02008DAE9	20,760,000.00	20,760,000.00	0.00	101,724.00	101,724.00	20,760,000.00
C	02008DAF6	17,300,000.00	17,300,000.00	0.00	91,834.17	91,834.17	17,300,000.00
D	02008DAG4	12,850,000.00	12,850,000.00	0.00	80,740.83	80,740.83	12,850,000.00
Total Notes		984,030,000.00	131,773,201.16	10,508,631.80	615,946.02	11,124,577.82	121,264,569.36
Certificates						264,949.67
Total Class Distribution						11,389,527.49

Statement to Securityholder
Ally Auto Receivables Trust 2022-3
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	30.1647095	30.1647095	0.1274459	30.2921554	0.0000000
A-4	1,000.0000000	10.7625231	4.2250000	14.9875231	989.2374769
B	1,000.0000000	0.0000000	4.9000000	4.9000000	1000.0000000
C	1,000.0000000	0.0000000	5.3083335	5.3083335	1000.0000000
D	1,000.0000000	0.0000000	6.2833331	6.2833331	1000.0000000
Total Notes	133.9117722				123.2325939

Statement to Securityholder
Ally Auto Receivables Trust 2022-3
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	0.00	Actual/360	33	4.557%	N/A	N/A	N/A	0.00
A-2	0.00	30/360	30	5.290%	N/A	N/A	N/A	0.00
A-3	9,743,201.16	30/360	30	5.070%	N/A	N/A	N/A	41,165.02
A-4	71,120,000.00	30/360	30	5.070%	N/A	N/A	N/A	300,482.00
B	20,760,000.00	30/360	30	5.880%	N/A	N/A	N/A	101,724.00
C	17,300,000.00	30/360	30	6.370%	N/A	N/A	N/A	91,834.17
D	12,850,000.00	30/360	30	7.540%	N/A	N/A	N/A	80,740.83
Total	131,773,201.16							615,946.02

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	41,165.02	0.00	41,165.02	0.00
A-4	0.00	300,482.00	0.00	300,482.00	0.00
B	0.00	101,724.00	0.00	101,724.00	0.00
C	0.00	91,834.17	0.00	91,834.17	0.00
D	0.00	80,740.83	0.00	80,740.83	0.00
Total	0.00	615,946.02	0.00	615,946.02	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2022-3
4. Collections and Distributions

Collections
Receipts During the Period - Principal	10,192,972.27
Receipts During the Period - Interest	865,796.45
Administrative Purchase Payments	283,235.06
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	171,728.80
Other Fees or Expenses Paid	0.00
Total Collections	11,513,732.58
Beginning Reserve Account Balance	2,471,181.60
Total Available Amount	13,984,914.18

Distributions
Basic Servicing Fee	122,705.09
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	341,647.02
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	101,724.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	91,834.17
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	80,740.83
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,471,181.60
Noteholders' Regular Principal Distributable Amount	10,508,631.80
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	264,949.67
Total Distributions	13,984,914.18

Statement to Securityholder
Ally Auto Receivables Trust 2022-3

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,471,181.60	2,471,181.60	0.00	0.00	0.00	2,471,181.60	2,471,181.60

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	61,982	19,129	18,253
	Aggregate Receivables Principal Balance	988,472,639.22	144,623,345.47	134,114,713.67
	Aggregate Amount Financed	1,028,968,867.29	147,246,111.78	136,481,485.79
	Pool Factor		14.6309913	13.5678731

Weighted Averages	Coupon	6.77%	7.04%	7.05%
	Original Maturity	70.07	72.38	72.51
	Remaining Maturity	50.40	23.78	23.11

Prepayment Percentage	Monthly Period
39
1.01%

Statement to Securityholder
Ally Auto Receivables Trust 2022-3
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	141,863,798.79	27	113,870.66	4,217.43	0.9632%	1,028,968,867.29	8,660,211.23	0.8416%
Preceding	152,846,043.29	41	259,025.09	6,317.69	2.0336%
Next Preceding	164,078,704.13	23	82,346.56	3,580.29	0.6022%
Third Preceding	175,951,461.00	33	132,772.76	4,023.42	0.9055%
Four Month Average					1.1261%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	18,253	188	1.0300%	31 - 60	350	3,649,390.78	2.6739%
Preceding	19,129	177	0.9253%	61 - 90	152	1,512,806.58	1.1084%
Next Preceding	19,970	173	0.8663%	91 - 120	33	375,868.71	0.2754%
Three Month Average			0.9405%	> 120	3	294.88	0.0002%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	209	1,865,140.52	[1]
Additions	11	94,849.25
Removals[2]	8	31,688.18
Ending	212	1,928,301.59

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2022-3
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	4,442,639.22
	Current	12,850,144.31	Overcollateralization Target Reached?			YES
	Target	12,850,144.31

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	1.70%	Period	Trigger	Delinquencies
	13-24	2.60%	39	4.10%	1.38%	Pass
	25-36	3.10%
	37+	4.10%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						37,872.77
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						14,850.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No